Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio - Select Construction and Housing Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	15.74%
Annual Return 2015	6.91%
Annual Return 2016	5.05%
Annual Return 2017	26.14%
Annual Return 2018	(15.59%)
Annual Return 2019	41.07%
Annual Return 2020	25.60%
Annual Return 2021	57.55%
Annual Return 2022	(22.75%)
Annual Return 2023	30.84%